Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000223246
Shareholder Report [Line Items]
Fund Name	SouthernSun Small Cap Fund
Class Name	Class N Shares
Trading Symbol	SSSFX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class N Shares of the SouthernSun Small Cap Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://southernsunam.com/investment-products/small-cap-fund/. You can also request this information by contacting us at 866-392-2626.
Additional Information Phone Number	866-392-2626
Additional Information Website	https://southernsunam.com/investment-products/small-cap-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SouthernSun Small Cap Fund, Class N Shares	$68	1.36%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.36%
AssetsNet	$ 238,490,545
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 1,009,010
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$238,490,545	23	$1,009,010	17%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Health Care	4.8%
Financials	5.3%
Consumer Staples	9.5%
Materials	11.2%
Information Technology	16.8%
Consumer Discretionary	18.1%
Industrials	32.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Darling Ingredients	6.8%
Murphy USA	6.0%
Boot Barn Holdings	5.7%
Live Oak Bancshares	5.3%
Extreme Networks	5.2%
Louisiana-Pacific	5.1%
Brink's	4.9%
Dorman Products	4.9%
US Physical Therapy	4.8%
Crane NXT	4.6%

Updated Prospectus Phone Number	866-392-2626
Updated Prospectus Web Address	https://southernsunam.com/investment-products/small-cap-fund/
C000223247
Shareholder Report [Line Items]
Fund Name	SouthernSun Small Cap Fund
Class Name	Class I Shares
Trading Symbol	SSSIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class I Shares of the SouthernSun Small Cap Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://southernsunam.com/investment-products/small-cap-fund/. You can also request this information by contacting us at 866-392-2626.
Additional Information Phone Number	866-392-2626
Additional Information Website	https://southernsunam.com/investment-products/small-cap-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SouthernSun Small Cap Fund, Class I Shares	$56	1.11%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.11%
AssetsNet	$ 238,490,545
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 1,009,010
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$238,490,545	23	$1,009,010	17%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Health Care	4.8%
Financials	5.3%
Consumer Staples	9.5%
Materials	11.2%
Information Technology	16.8%
Consumer Discretionary	18.1%
Industrials	32.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Darling Ingredients	6.8%
Murphy USA	6.0%
Boot Barn Holdings	5.7%
Live Oak Bancshares	5.3%
Extreme Networks	5.2%
Louisiana-Pacific	5.1%
Brink's	4.9%
Dorman Products	4.9%
US Physical Therapy	4.8%
Crane NXT	4.6%

Updated Prospectus Phone Number	866-392-2626
Updated Prospectus Web Address	https://southernsunam.com/investment-products/small-cap-fund/
C000223248
Shareholder Report [Line Items]
Fund Name	SouthernSun U.S. Equity Fund
Class Name	Class N
Trading Symbol	SSEFX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class N Shares of the SouthernSun U.S. Equity Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://southernsunam.com/investment-products/u-s-equity-fund/. You can also request this information by contacting us at 866-392-2626.
Additional Information Phone Number	866-392-2626
Additional Information Website	https://southernsunam.com/investment-products/u-s-equity-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SouthernSun U.S. Equity Fund, Class N Shares	$70	1.40%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.40%
AssetsNet	$ 45,708,793
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 137,355
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$45,708,793	24	$137,355	20%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Financials	4.0%
Health Care	4.6%
Materials	7.0%
Consumer Staples	8.5%
Information Technology	12.3%
Consumer Discretionary	14.8%
Industrials	42.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Darling Ingredients	6.7%
API Group	5.9%
Murphy USA	5.6%
Boot Barn Holdings	5.4%
Generac Holdings	5.2%
US Physical Therapy	4.6%
Louisiana-Pacific	4.6%
Broadridge Financial Solutions	4.1%
Crane NXT	4.1%
Extreme Networks	4.1%

Updated Prospectus Phone Number	866-392-2626
Updated Prospectus Web Address	https://southernsunam.com/investment-products/u-s-equity-fund/
C000223249
Shareholder Report [Line Items]
Fund Name	SouthernSun U.S. Equity Fund
Class Name	Class I
Trading Symbol	SSEIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class I Shares of the SouthernSun U.S. Equity Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://southernsunam.com/investment-products/u-s-equity-fund/. You can also request this information by contacting us at 866-392-2626.
Additional Information Phone Number	866-392-2626
Additional Information Website	https://southernsunam.com/investment-products/u-s-equity-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SouthernSun U.S. Equity Fund, Class I Shares	$55	1.09%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.09%
AssetsNet	$ 45,708,793
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 137,355
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$45,708,793	24	$137,355	20%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Financials	4.0%
Health Care	4.6%
Materials	7.0%
Consumer Staples	8.5%
Information Technology	12.3%
Consumer Discretionary	14.8%
Industrials	42.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Darling Ingredients	6.7%
API Group	5.9%
Murphy USA	5.6%
Boot Barn Holdings	5.4%
Generac Holdings	5.2%
US Physical Therapy	4.6%
Louisiana-Pacific	4.6%
Broadridge Financial Solutions	4.1%
Crane NXT	4.1%
Extreme Networks	4.1%

Updated Prospectus Phone Number	866-392-2626
Updated Prospectus Web Address	https://southernsunam.com/investment-products/u-s-equity-fund/